9. Property, plant and equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Building and leasehold improvements | $		$ 1,866		$ 1,866
Leasehold improvements | $		155		157
Furniture, fixtures and office equipment | $		581		635
Motor vehicles | $		188		155
Testing equipment | $		30		30
Gross | $		2,820		2,843
Less: Accumulated depreciation | $		(2,049)		(2,070)
Net | $		$ 771		$ 773
ZHEJIANG JIAHUAN
Motor vehicles	¥ 467		¥ 979
Buildings	34,724		34,493
Plant and machineries	7,014		7,011
Office equipment	1,206		1,148
Gross	43,411		43,631
Less: Accumulated depreciation	(21,550)		(19,843)
Net	21,861		23,788
ZHEJIANG TIANLAN
Building and leasehold improvements	56,665		56,696
Furniture, fixtures and office equipment	9,660		9,919
Motor vehicles	4,451		3,780
Plant and machineries	115,349		114,617
Construction in progress	211		0
Gross	186,336		185,012
Less: Accumulated depreciation	(36,496)		(23,281)
Net	¥ 149,840		¥ 161,731